OPERATING LEASE	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
OPERATING LEASE
15. OPERATING LEASE
The Group has operating leases primarily for office and operation space. The Group’s operating lease arrangements have remaining terms of one year to five years with no variable lease costs.
Operating lease costs were RMB 3,909 and 2,774 for the years ended December 31, 2021 and 2022.
Supplemental cash flow information related to leases were as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	3,555	4,184
Right-of-use assets obtained in exchange for operating lease liabilities	2,732	—
Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Right-of-use assets	5,420	231

Operating lease liabilities - current	5,571	1,162
Operating lease liabilities - non-current	3,123	145

Total lease liabilities	8,694	1,307

Weighted average remaining lease term	1.61	1.18
Weighted average discount rate	4.75%	4.75%

Maturities of lease liabilities are as follows:

As of December 31, 2022
RMB
2023	1,434
2024	58

Total operating lease payments	1,492
Less: imputed interest	(185)

Total operating lease	1,307